INFORMATION BY GEOGRAPHIC AREA (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,948	€ 1,906	€ 2,056
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	811	777
France
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	653	646
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	266	270
Czech Republic
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99	97
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 119	€ 116